RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (413)	$ (426)
Gains (losses) on change in fair value of derivatives	127	(36)	$ 37
Acquisitions, settlements and other	(25)	(5)
Investments in equity securities	175	160
Balance, end of year	(482)	(413)	$ (426)
Tax equity	(402)	(412)
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Gains (losses) on change in fair value of derivatives	(12)	26
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	(1)	35
Investments in debt securities	175	160
Investments in debt and equity securities | Debt securities
Disclosure of derivative assets liabilities net position [Line Items]
Investments in debt securities	155	0
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	(4)	25
Gains (losses) on change in fair value of derivatives	(28)	1
Investments in debt securities	135	141
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	(57)	(36)
Gains (losses) on change in fair value of derivatives	(28)	(51)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	(40)	14
Gains (losses) on change in fair value of derivatives	126	4
Investments in debt securities	4	12
Derivative assets not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	96
Balance, end of year	82	96
Derivative assets not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	84
Balance, end of year	78	84
Derivative assets not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	12
Balance, end of year	4	12
Derivative assets designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	57
Balance, end of year	57	57
Derivative assets designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	57
Balance, end of year	57	57
Derivative liabilities not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(226)
Balance, end of year	(238)	(226)
Derivative liabilities not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(8)
Balance, end of year	(32)	(8)
Derivative liabilities not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(200)
Balance, end of year	(183)	(200)
Derivative liabilities not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(18)
Balance, end of year	(23)	(18)
Derivative liabilities designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(88)
Balance, end of year	(311)	(88)
Derivative liabilities designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	(1)	0
Derivative liabilities designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(65)
Balance, end of year	(239)	(65)
Derivative liabilities designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(23)
Balance, end of year	$ (71)	$ (23)